CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Current Assets:
Cash and cash equivalents	$ 59,103	$ 81,988
Accounts receivable	43,387	42,785
Inventories	25,360	25,365
Prepaid expenses and other	63,023	59,698
Income taxes receivable	1,055	0
Deferred income taxes	2,918	11,524
Total current assets	194,846	221,360
Property and Equipment:
Land	152,382	156,731
Buildings and leasehold improvements	1,399,905	1,383,311
Furniture and equipment	556,304	543,682
Construction-in-progress	11,211	6,425
Gross property and equipment	2,119,802	2,090,149
Less accumulated depreciation and amortization	(1,076,238)	(1,033,870)
Net property and equipment	1,043,564	1,056,279
Other Assets:
Goodwill	125,604	124,089
Deferred income taxes	20,231	30,365
Other	51,827	52,475
Total other assets	197,662	206,929
Total assets	1,436,072	1,484,568
Current Liabilities:
Current installments of long-term debt	27,334	22,091
Accounts payable	100,531	87,549
Accrued liabilities	273,884	287,365
Income taxes payable	0	8,596
Total current liabilities	401,749	405,601
Long-term debt, less current installments	587,890	502,572
Other liabilities	136,560	137,485
Commitments and Contingencies (Notes 9 and 14)
Shareholders' Equity:
Common stock-250,000,000 authorized shares; $.10 par value; 176,246,649 shares issued and 74,342,115 shares outstanding at June 27, 2012, and 176,246,649 shares issued and 82,938,493 shares outstanding at June 29, 2011	17,625	17,625
Additional paid-in capital	466,781	463,688
Retained earnings	2,112,858	2,013,189
Shareholders' equity including treasury stock	2,597,264	2,494,502
Less treasury stock, at cost (101,904,534 shares at June 27, 2012 and 93,308,156 shares at June 29, 2011)	(2,287,391)	(2,055,592)
Total shareholders' equity	309,873	438,910
Total liabilities and shareholders' equity	$ 1,436,072	$ 1,484,568